Income Tax Expense (Benefit) Attributable To Earnings (Loss) From Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Current	$ 1,966	$ 35,717	$ 34,302
Deferred	6,878	(31,576)	31,908
Total	8,844	4,141	66,210
PRC
Income Taxes [Line Items]
Current	1,183	34,436	34,948
Deferred	6,845	(26,476)	27,264
Total	8,028	7,960	62,212
U.S. Federal
Income Taxes [Line Items]
Current	146	279	18
Deferred	0	0	0
Total	146	279	18
U.S. State and Local
Income Taxes [Line Items]
Current	25	48	8
Deferred	0	0	0
Total	25	48	8
Other jurisdictions
Income Taxes [Line Items]
Current	612	954	(672)
Deferred	33	(5,100)	4,644
Total	$ 645	$ (4,146)	$ 3,972